Vessel Sales and Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Impaired Asset [Member] Suezmax tankers [Member] Vessel	Dec. 31, 2012 Impaired Asset [Member] Aframax tankers [Member] Vessel	Dec. 31, 2012 Impaired Asset [Member] Product tankers [Member] Vessel	Dec. 31, 2011 Impaired Asset [Member] Product tankers [Member] Vessel	Dec. 31, 2012 Assets Held-for-sale [Member] Aframax tankers [Member] Vessel	Jan. 31, 2013 Sold Asset [Member] Aframax tankers [Member] Vessel
Impaired Long-Lived Assets Held and Used [Line Items]
Vessel impairment and net loss on sale of vessels	$ 352.5	$ 305.6	$ 44.5	$ 2.4	$ 58.0
Number of vessels		7	4	1	3	1	1